Intangible Assets and Goodwill - Sensitivity Analysis (Details) - Intangible assets $ in Thousands	12 Months Ended
Mar. 31, 2025 CAD ($)
Canadian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	0.50%
Decrease in fair value due to reasonably possible increase in unobservable input	$ 9,186
Canadian Cannabis CGU | Total revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	2.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 12,842
Canadian Cannabis CGU | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 7,549
European Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	0.50%
Decrease in fair value due to reasonably possible increase in unobservable input	$ 6,208
European Cannabis CGU | Total revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	2.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 22,921
European Cannabis CGU | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 13,607
Australian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	0.50%
Decrease in fair value due to reasonably possible increase in unobservable input	$ 8,987
Australian Cannabis CGU | Total revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	2.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 16,664
Australian Cannabis CGU | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 10,465
Plant Propagation CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	0.50%
Decrease in fair value due to reasonably possible increase in unobservable input	$ 10,735
Plant Propagation CGU | Total revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	2.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 15,688
Plant Propagation CGU | EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 7,834